OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
OTHER ASSETS, NET
Schedule of detailed information about other assets
As of December 31, 2025 and 2024 Cibest Corporate Group’s other assets, net consist of:

Other Assets, net	December 31, 2025(1)	December 31, 2024
In millions of COP
Other receivables(2)	1,538,474	1,110,974
Prepaid expenses	845,182	907,620
Tax advances(3)	600,059	2,014,638
Marketable and non-marketable for sale assets	591,827	1,049,169
Assets pledged as collateral (cash)	520,105	530,924
Receivables related to abandoned accounts(4)	459,978	453,956
Receivable Sales of goods and service	245,329	251,904
Accounts receivable from contracts with customers(5)	261,425	257,262
Balance in credit card clearing house	181,448	298,677
Operating leases	165,068	176,585
Debtors	136,594	84,453
Commission for letters of credit	-	95,008
Others	564,337	556,044
Total other assets	6,109,826	7,787,214
Other allowance	(15,403)	(8,935)
Total other assets, net	6,094,423	7,778,279
(1) The accumulated value as of December 31, 2025, includes the effects of Banistmo S.A.'s classification as asset held for sale since December 18, 2025, which had other assets, net, of COP 2,007,290 that were reclassified to Assets related to investments in subsidiaries held for sale. For more information see Note 1. Reporting Entity, Note 2.D.12 Material Accounting Policies - Assets held for sale and discontinued operations and Note 31. Discontinued Operation.
(2) Other accounts receivable are mainly associated with outstanding items with payment system networks, derivatives, and cash transactions, among others.
(3) The decrease is mainly attributable to Bancolombia S.A. due to the recognition of the credit balance on the 2024 income tax return and the carryover of the outstanding balance to be refunded by the DIAN from the 2023 return, which were refunded by the DIAN in 2025.
(4) In Bancolombia, corresponds to the application of Law 1777 of February 1, 2016, where established that entities holding balances in savings or checking accounts that are considered abandoned, must transfer these resources to the special fund created and administered by ICETEX for the granting of study credits and credits to promote the quality of Higher Education Institutions.
(5) See Note 25.3. Commissions.